Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income		$ 535,619	$ 321,864	$ 215,856
Foreign currency translation differences	[1]	22,421	(17,951)	4,441
Unrealized gains (losses) on derivative instruments	[1]	(119,555)	67,899	(15,197)
Pension and other post-retirement benefit plans	[1]	(60,365)	32,147	64,517
Other Comprehensive Income (Loss), Net of Tax	[1]	(157,499)	82,095	53,761
Total comprehensive income		378,120	403,959	269,617
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest		1,542	652	856
Comprehensive income attributable to Elbit Systems Ltd.’s shareholders		$ 376,578	$ 403,307	$ 268,761

[1]	Other comprehensive income, net of tax expenses in the amounts of $3,414, $3,541 and $132 for the years 2025, 2024 and 2023, respectively.